Federated Hermes Institutional Tax-Free Cash Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Premier Shares [Member] | PRM
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	2.01%	1.42%